14 Prepaid Expenses (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	R$ 34,847	R$ 24,628
Amortization	(10,219)	(16,434)
Transfers
Asset value to recover as renegotiation of GSF, ending	24,628	34,847
Risk premium to be amortized - prepaid expenses		3,180	R$ 12,574
Grant extension period - intangible	24,628	31,667	R$ 38,707
Intangible [member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	31,667	38,707
Amortization	(7,039)	(7,040)
Transfers
Asset value to recover as renegotiation of GSF, ending	24,628	31,667
Risk Premium - Current Asset [member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning	3,180	(3,180)
Amortization	(3,180)	(9,394)
Transfers		3,180
Asset value to recover as renegotiation of GSF, ending		3,180
Risk Premium Noncurrent Asset [member]
Disclosure of fair value measurement of assets [line items]
Asset value to recover as renegotiation of GSF, beginning		3,180
Amortization
Transfers		(3,180)
Asset value to recover as renegotiation of GSF, ending